Customer Deposits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Time Deposits By Maturity
2014	$ 2,738
2015	1,223
2016	1,658
2017	571
2018	1,040
After 5 years	191
Total	7,421
United States [Member]
Time Deposits By Maturity
2014	2,735
2015	1,223
2016	1,658
2017	571
2018	1,040
After 5 years	191
Total	7,418
Non United States [Member]
Time Deposits By Maturity
2014	3
2015	0
2016	0
2017	0
2018	0
After 5 years	0
Total	$ 3